Trade and other receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Opening balance	$ 1,448	$ 1,596
Additions	136	69
Write-offs	(21)	(40)
Reversals	(81)	(112)
Transfer of assets held for sale		(8)
Translation adjustment	54	(57)
Closing balance	1,536	1,448
Current	245	158
Non-current	$ 1,291	$ 1,290